Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2023
Investments in Associates and Joint Ventures [Abstract]
Schedule of Inverstments in Associates and Joint Ventures	As of December 31, this caption comprises:
In thousands of soles	2021	2022	2023
Associates (a)	22,047	2,753	2,103
Joint ventures (b)	9,126	12,163	10,644
	31,173	14,916	12,747
The amounts recognized in the statement of profit or loss as value of equity interest are as follows:
In thousands of soles	2021	2022	2023
Associates	(3,693)	(1,144)	73
Joint ventures	2,832	3,051	2,938
	(861)	1,907	3,011
(a)	The following table lists the Corporation’s associates as of December 31, 2022 and 2023. The associates shown below have common stock capital that is held directly by the Corporation. None of the associates are publicly traded; therefore, there is no quoted market price available for their shares.
(b)	The Corporation’s joint ventures as of December 31 are as follows:

Schedule of Investments in Associates	The following table lists the Corporation’s associates as of December 31, 2022 and 2023.
	Class of	Interest in capital		Carrying amount
In thousands of soles	share	2022	2023	2022	2023
Entity		%	%
Inversiones Maje S.A.C.	Common	9.59	9.59	2,103	2,103
Obratres S.A.C.	Common	37.50	37.50	649	-
Gasoducto Sur Peruano S.A. (i)	Common	21.49	21.49	-	-
Concesionaria Chavimochic S.A.C. (ii)	Common	26.50	26.50	-	-
Others	Common			1	-
				2,753	2,103

i.	Gasoducto Sur Peruano S.A.
ii.	Concesionaria Chavimochic S.A.C.

Schedule of Movement of the Investments in Associates	The movement of investments in associates is as follows:
In thousands of soles	2021	2022	2023
Balance at January, 1	27,246	22,047	2,753
Impairment of investment (ii)	-	(14,804)	-
Decrease in capital	-	(2,937)	-
Equity interest in results	(3,693)	(1,144)	73
Dividends received	(1,483)	(380)	(723)
Conversion adjustment	(23)	(29)	-
Balance at December, 31	22,047	2,753	2,103
ii.	Concesionaria Chavimochic S.A.C.

Schedule of Investments Joint Ventures	The Corporation’s joint ventures as of December 31 are as follows:
				Carrying amount
	Class of	Interest in capital		As of December 31
In thousands of soles	share	2022	2023	2022	2023
Entity
Logistica Quimicos del Sur S.A.C.	Common	50.00%	50.00%	12,049	10,536
Others				114	108
				12,163	10,644

Schedule of Movement of the Investments in Joint Ventures	The movements in joint ventures are as follows:
In thousands of soles	2021	2022	2023
Balance at January, 1	8,270	9,126	12,163
Equity interest in results	2,832	3,051	2,938
Dividends received	(1,962)	-	(4,453)
Conversion adjustment	(14)	(14)	(4)
Balance at December, 31	9,126	12,163	10,644